Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets [Abstract]
Accounts receivable, allowance for doubtful accounts	$ 440,101	$ 450,634	$ 1,344,648
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	500,000	500,000	500,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	10,422,618	9,110,486	8,995,929
Common stock, shares outstanding	10,035,791	8,558,790	8,444,233
Treasury stock, shares	386,827	551,696	551,696